CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	7,902,332	7,899,832
Common stock, outstanding	7,902,332	7,899,832
Treasury stock, shares	455,320	183,533
ZHEJIANG TIANLAN [Member]
Common stock, authorized	82,572,000	82,570,000
Common stock, issued	0	0
Common stock, outstanding	0	0